Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Detailed Information About Property, Plant and Equipment

		Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2017	Ps.	758,446,110	23,269,116	460,145,428	1,318,822,917	62,743,033	322,704,205	50,746,687	19,442,845	207,414,148	44,571,618	—	491,506	3,268,797,613
Acquisitions		10,018,030	418,283	7,054,793	14,937,882	802,300	7,811,374	1,183,679	284,445	51,410,469	58,563	—	—	93,979,818
Reclassifications		3,146,955	—	(53,349)	—	98,245	(10,199,213)	(96,899)	(75,674)	(812,943)	(560)	—	4,072,464	(3,920,974)

Capitalization		43,033,864	—	21,357,074	36,564,811	1,265,246	8,677,765	30,879	3,746,395	(114,700,828)	29,248	—	(4,454)	—
Impairment		(48,020,616)	—	2,226,771	(83,236,991)	—	(15,564,190)	—	—	(6,849,534)	—	—	—	(151,444,560)
Disposals		(10,598,983)	(244,283)	(8,862,541)	(19,340,709)	(208,353)	—	(806,694)	(226,375)	(6,724,930)	(112,170)	—	(4,440,865)	(51,565,902)

Balances as of December 31, 2017		756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,651	3,155,845,995

Acquisitions		13,362,218	1,059,027	852,308	38,829,246	329,969	4,958,299	473,812	117,632	54,407,962	434,698	(106)	—	114,825,065
Reclassifications		1,400,531	45,268	(1,603,022)	—	37,343	(4,039,499)	3,015,144	101,424	32,280	(6,620)	2,780,266	(869)	1,762,246
Capitalization		25,752,538	—	2,456,977	21,269,614	991,061	—	163,000	227,334	(50,828,761)	—	—	(31,763)	—
Impairment		20,226,139	—	(59,632,531)	59,774,797	(831,561)	12,133,524	—	(6,981,561)	(3,269,810)	—	—	—	21,418,997
Disposals		(5,496,395)	(4,466,446)	(2,705,958)	(8,297,844)	(382,120)	—	(2,689,566)	(1,476,513)	(725,540)	(623,152)	(2,780,160)	(53,361)	(29,697,055)

Balances as of December 31, 2018	Ps.	811,270,391	20,080,965	421,235,950	1,379,323,723	64,845,163	326,482,265	52,020,042	15,159,952	129,352,513	44,351,625	—	32,659	3,264,155,248

Accumulated depreciation and amortization
Balances as of January 1, 2017	Ps.	(360,016,979)	(2,942,575)	(152,365,227)	(850,536,754)	(39,124,631)	(153,161,770)	(36,990,666)	(5,916,763)	—	—	—	—	(1,601,055,365)
Depreciation and amortization		(45,709,123)	(2,198,867)	(15,095,115)	(74,673,473)	(1,906,164)	(13,192,369)	(2,890,563)	(1,038,839)	—	—	—	—	(156,704,513)
Reclassifications		2,799,244	—	(72,841)	—	(69,236)	1,146,904	102,375	14,532	—	—	—	—	3,920,978
Disposals		8,902,711	127,458	7,573,769	16,810,591	59,022	—	805,916	222,764	—	—	—	—	34,502,231

Balances as of December 31, 2017		(394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)

Depreciation and amortization		(44,925,549)	(1,347,046)	(14,799,664)	(70,255,577)	(2,026,403)	(15,968,324)	(2,827,887)	(1,231,590)	—	—	—	—	(153,382,040)
Reclassifications		(212,207)	(45,953)	232,680	—	17,387	1,344,469	(3,003,850)	(94,772)	—	—	—	—	(1,762,246)
Disposals		2,558,780	408,502	1,262,358	5,187,467	125,769	—	2,643,297	625,618	—	—	—	—	12,811,791

Balances as of December 31, 2018	Ps.	(436,603,123)	(5,998,481)	(173,264,040)	(973,467,746)	(42,924,256)	(179,831,090)	(42,161,378)	(7,419,050)	—	—	—	—	(1,861,669,164)

Wells, pipelines, properties, plant and equipment—net as of December 31,2017	Ps.	362,001,214	18,429,132	321,908,762	359,348,274	23,659,462	148,222,706	12,084,714	16,453,330	129,736,382	44,546,699	—	118,651	1,436,509,326

Wells, pipelines, properties, plant and equipment—net as of December 31,2018	Ps.	374,667,268	14,082,484	247,971,910	405,855,977	21,920,907	146,651,175	9,858,664	7,740,902	129,352,513	44,351,625	—	32,659	1,402,486,084

Depreciation rates		3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives		20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

(1)	Mainly wells, pipelines and plants

a.

As of December 31, 2018, 2017 and 2016, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,198,191, Ps. 3,060,963 and Ps. 3,667,752, respectively.

b.

The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2018, 2017 and 2016, recognized in operating costs and expenses, was Ps. 153,382,040, Ps.156,704,513 and Ps. 150,439,491, respectively, which includes costs related to plugging and abandonment of wells for the years ended December 31, 2018, 2017 and 2016 of Ps. 983,438, Ps. 850,015 and Ps. 1,698,312, respectively.

c.

As of December 31, 2018 and 2017, provisions relating to future plugging of wells costs amounted to Ps. 84,050,900 and Ps. 68,797,600, respectively, and are presented in the “Provisions for plugging of wells” (see Note 21).

d.

As of December 31, 2018 and 2017, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 6,726,769 and Ps. 16,440,645, respectively (see Note 16) and Ps. 4,652,314 from avalilable-for-sale non-financial assets as of December 31, 2017.

e.

As of December 31, 2018 and 2017, PEMEX recognized a net reversal of impairment of Ps. 21,418,997 and a net impairment of Ps. (151,444,560), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

Summary of Recoverable Amount of Assets

The recoverable amounts of the assets as of December 31, 2018, corresponding to the discounted cash flows at the rate of 13.55% are the following:

TAD, TDGL, TOMS (Stotage terminals)	Ps.	92,772,003
Land Transport (white pipes)		445,377
Primary logistics		111,941,265

Total	Ps.	205,158,645

Assets Acquired Through Capital Leases

As of December 31, 2018 and 2017, assets acquired through these capital leases were as follows:

	2018		2017
Investment in tankers and drilling equipment	Ps.	7,963,262	Ps.	11,142,197
Less accumulated depreciation		(886,946)		(1,696,089)

	Ps.	7,076,316	Ps.	9,446,108

Summary of Maturity Analysis of Finance Lease Payables

The liabilities relating to the assets listed above are payable in the years following December 31, 2018 as presented below:

Year	Pesos		U.S. dollars
2019	Ps.	1,255,105	U.S. $	63,766
2020		1,186,253		60,268
2021		1,186,253		60,268
2022		1,186,253		60,268
2023		1,186,253		60,268
2024 and thereafter		892,218		45,330

		6,892,335		350,168
Less: short-term unaccrued interest		251,768		12,791
Less: long-term unaccrued interest		587,287		29,837

Total capital leases		6,053,280		307,540
Less: current portion of leases (excluding interest)		934,546		47,480

Total long-term capital leases	Ps.	5,118,734	U.S. $	260,060

Consolidated and Separate Financial Statements
As of /For the year ended December 31, 2018	EK / Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	10,374,061	—	—	—	—	—	—	—	—	—	1,268,482	644,768	421,591
Cost of sales	4,204,499	57,197	67,481	12,485	10,332	60,624	8,072	5,871	8,337	20,142	305,733	306,110	97,643

Gross income (loss)	6,169,562	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Other income (loss), net	157,876	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	129,451	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	6,197,987	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Taxes, duties and other	3,980	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	6,194,007	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948

Cash and cash equivalents	—	54,617	112,592	—	—	—	—	10,578	—	—	—	—	—
Accounts receivable	11,698,071	27,376	27,189	874	927	—	—	—	35,454	3,701	1,308,008	669,805	335,434

Total current assets	11,698,071	81,993	139,780	874	927	—	—	10,578	35,454	3,701	1,308,008	669,805	335,434
Wells, pipelines, properties, plant and equipment, net	20,344,054	—	—	—	—	—	—	—	—	—	1,022,923	2,210,968	406,075

Total assets	32,042,125	81,993	139,780	874	927	—	—	10,578	35,454	3,701	2,330,931	2,880,773	741,509

Suppliers	1,466,286	—	—	—	—	—	—	—	—	—	—	35,984	—
Taxes and duties payable	3,980	—	—	—	—	—	—	—	—	—	—	—	—
Other current liabilities	2,436,996	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	207,387	—

Total current liabilities	3,907,262	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—
Other liabilities	69,195

Total liabilities	3,976,457	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—
Equity (deficit), net	21,871,661	—	—	—	—	—	—	—	—	—	1,066,563	2,298,744	417,561

	Licence contracts
As of /For the year ended December 31, 2018	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,586,080	1,265,620
Cost of sales	58,261	41,156	52,555	9,390	186,693	714,233	604,373	2,713

Gross income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Other income (loss), net	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—

Operating income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Taxes, duties and other	—	—	—	—	—	—	—	—

Net income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)

Cash and cash equivalents	—	—	—	3,362	—	—	—	—
Accounts receivable	14,888	6,151	—	—	23,555	1,820,428	1,300,773	406

Total current assets	14,888	6,151	—	3,362	23,555	1,820,428	1,300,774	406
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	2,528,860	2,122,341	26,206

Total assets	14,888	6,151	—	3,362	23,555	4,349,288	3,423,115	26,612

Suppliers	—	—	—	—	—	—	—	—
Taxes and duties payable	—	—	—	—	—	—	—	—
Other current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Total current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943
Other liabilities

Total liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943
Equity (deficit), net	—	—	—	—	—	2,617,304	2,197,303	26,382

	Profit-sharing			License
As of /For the year ended December 31, 2017	EK / Balam	Block 2	Block 8	Trion	Block 3	Total
Sales:
Net sales	7,009,464	—	—	—	—	7,009,464
Cost of sales	5,447,955	5,953	4,845	—	511	5,459,264

Gross income (loss)	1,561,509	(5,953)	(4,845)		(511)	1,550,200
Other income (loss), net	4,852	—	—	—	—	4,852
Administrative expenses	34,338	—	—	—	—	34,338

Operating income (loss)	1,532,023	(5,953)	(4,845)	—	(511)	1,520,714
Taxes, duties and other	158,347	—	—	—	—	158,347

Net income (loss)	1,373,676	(5,953)	(4,845)	—	(511)	1,362,367

Cash and cash equivalents	—	20	25	—	—	45
Accounts receivable	—	1,013	1,804	—	327	3,144

Total current assets	—	1,033	1,829	—	327	3,189
Wells, pipelines, properties, plant and equipment, net	14,869,906	—	—	4,498,234	1,107,311	20,475,451

Total assets	14,869,906	1,033	1,829	4,498,234	1,107,638	20,478,640

Suppliers	796,300	—	—	—	—	796,300
Taxes and duties payable	973	—	—	—	—	973
Other current liabilities	4,391	1,809	2,369	—	—	8,569

Total current liabilities	801,664	1,809	2,369	—	—	805,842

Total liabilities	801,664	1,809	2,369	—	—	805,842

Equity (deficit), net	14,068,242	(776)	(540)	4,498,234	1,107,638	19,672,798

Pemex industrial transformation [member]
Statement [LineItems]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	53.98 U.S dollars	N.A.	N.A.
Processed volume	680 mbd	2,717 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.6829 mxp/usd	Ps. 19.6829 mxp/usd	Ps. 19.6829 mxp/usd
Useful lives of the cash generating units	Average 14 years	Average 8 years	Average 7 years
Discount rate	11.52% annually	10.22% annually	8.92% annually
Period	2019-2034	2019-2027	2019-2026

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	51.30 U.S. dollars	N.A.	N.A.
Processed volume	767 mbd	3,085 mmpcd or sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd
Useful lives of the cash generating units	Average of 16 years	Average of 9 years	Average of 6 years
Discount rate	11.53% annually	10.24% annually	9.71% annually
Period	2018-2034	2018-2029	2016-2024

PEMEX [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
i.	As of December 31, 2018, the net reversal of impairment was as follows:

	(Impairment)		Reversal of impairment		Reversal of impairment / (Impairment)
Pemex Logistics	Ps.	(40,288,338)	Ps.	—	Ps.	(40,288,388)
Pemex Fertilizers		(2,246,264)		—		(2,246,264)
PMI NASA		(1,719,627)		—		(1,719,627)
Pemex Exploration and Production		(63,252,635)		128,266,251		65,013,616
Pemex Industrial Transformation		(13,788,470)		14,448,080		659,610

Total	Ps.	(121,295,334)	Ps.	142,714,331	Ps.	21,418,997

ii.	As of December 31, 2017, the net impairment was as follows:

	Impairment		Reversal of impairment		Net Impairment
Pemex Exploration and Production	Ps.	(129,350,315)	Ps.	—	Ps.	(129,350,315)
Pemex Industrial Transformation		(19,751,882)		3,799,790		(15,952,092)
AGRO		(4,206,653)		—		(4,206,653)
Pemex Fertilizers		(1,935,500)		—		(1,935,500)

Total	Ps.	(155,244,350)	Ps.	3,799,790	Ps.	(151,444,560)

Pemex exploration and production [member]
Statement [LineItems]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	58.02 USD/bl
Average gas price	4.89 USD/mpc
Average condensates price	43.21 USD/bl
Discount rate	7.03% annual

 To determine the value in use of long-lived assets associated with hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	55.89 U.S. dollars/bl
Average gas price	4.92 U.S. dollars /mpc
Average condensates price	38.33 U.S. dollars /bl
Discount rate	14.40% annually

Fixed assets [member] | Pemex industrial transformation [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment

The net reversal of impairment was in the following cash generating units:

Minatitlán Refinery	Ps.	14,448,080

Reversal of impairment		14,440,080

Salina Cruz Refinery		(7,955,528)
Tula Refinery		(5,099,635)
Madero Refinery		(733,307)

Impairment		(13,788,470)

Net reversal of impairment	Ps.	659,610

 As of December 31, 2018, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps.	54,846,565
Madero Refinery		21,083,328
Salina Cruz Refinery		9,428,152
Tula Refinery		39,429,897

Total value in use	Ps.	124,787,942

The impairment was in the following cash generating units:

Minatitlán Refinery	Ps.	(5,691,005)
Madero Refinery		(8,480,880)
Salina Cruz Refinery		(5,579,997)

Total impairment of assets		(19,751,882)
Cangrejera Petrochemical Center		3,565,355
Independencia Petrochemical Center		112,292
Arenque gas processor complex		57,039
Matapionche gas processor complex		65,104

Reversal of impairment		3,799,790

Net impairment	Ps.	(15,952,092)

 As of December 31, 2017, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps.	32,531,925
Madero Refinery		11,420,952
Salina Cruz Refinery		12,051,597
Cangrejera Petrochemical Center		17,544,825
Independencia Petrochemical Center		3,146,413
Arenque gas processor complex		1,283,201
Matapionche gas processor complex		1,074,729

Total value in use	Ps.	79,053,642